Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

23.        Leases

Affimed presents right-of-use assets for offices, laboratories and vehicles leased in a separate line item from the line item “Leasehold improvements and equipment” that presents other assets of the same nature that Affimed owns. The agreements have an average non-cancellable term of between one and four years with renewal options included in some contracts. For equipment leased with contract terms that are short term and/or leases of low-value items the Group has elected not to recognize right-of-use assets and lease liabilities for these leases.

The carrying amounts of right-of-use assets reconcile as follows:

	Carrying amount
	Buildings	Cars	Office equipment	Total
Balance as of January 1, 2021	923	2	15	940
Depreciation charge for the year	(595)	(8)	(6)	(609)
Additions to right-of-use assets	614	27	0	641
Balance as of December 31, 2021	942	21	9	972

	Carrying amount
	Buildings	Cars	Office equipment	Total
Balance as of January 1, 2020	815	9	0	824
Depreciation charge for the year	(568)	(7)	(2)	(577)
Additions to right-of-use assets	676	0	17	693
Balance as of December 31, 2020	923	2	15	940

Cash outflow related to leases are as follows:

	2021	2020
Repayment of lease liabilities	564	521
Interest on lease liabilities	46	34
Short-term lease payments	23	70
Cash outflow from leasing	633	625

Future contractually agreed undiscounted lease payments are as follows:

	2021	2020
Payments within one year	708	519
Payments between one and five years	379	515
	1,087	1,034

Movements of lease liabilities reconcile to cash flows arising from financing activities as follows:

	2021	2020
Balance as of January 1	974	804
Changes from financing cash flows
Repayment of lease liabilities	(564)	(521)
	(564)	(521)
Other Changes
New lease contracts	641	691
	641	691
Balance as of December 31	1,051	974